Other Current Liabilities (Details)		1 Months Ended
	Sep. 28, 2022 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Sep. 28, 2022 CNY (¥) shares	Sep. 28, 2022 USD ($) shares
Other Current Liabilities [Line Items]
Service fee | $	$ 2,000,000	$ 1,000,000	$ 3,000,000
Common stock , shares issued (in Shares)				33,243,582	33,243,582	33,243,582
Fair value of options							¥ 1,777,675	$ 250,000
Ordinary Shares [Member]
Other Current Liabilities [Line Items]
Common stock , shares issued (in Shares)							40,000	40,000
Options [Member]
Other Current Liabilities [Line Items]
Fair value of options				¥ 1,581,448	$ 200,000